Debt - Components of Debt (Detail) (USD $) In Thousands, unless otherwise specified				1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2011	May 11, 2011 ABL Facility	Mar. 30, 2013 ABL Facility	Dec. 29, 2012 ABL Facility	Aug. 27, 2012 2012 ABS Facility	Mar. 30, 2013 2012 ABS Facility	Dec. 29, 2012 2012 ABS Facility	May 11, 2011 2011 Term Loan	Mar. 30, 2013 2011 Term Loan	Dec. 29, 2012 2011 Term Loan	Dec. 31, 2011 2011 Term Loan	Jun. 06, 2012 Amended 2007 Term Loan	Mar. 30, 2013 Amended 2007 Term Loan	Dec. 29, 2012 Amended 2007 Term Loan	Mar. 30, 2013 CMBS Fixed Facility	Dec. 29, 2012 CMBS Fixed Facility	Dec. 31, 2011 CMBS Fixed Facility	Dec. 31, 2011 CMBS Floating Facility	Mar. 30, 2013 Cash Flow Revolver	Dec. 29, 2012 Cash Flow Revolver	Jan. 16, 2013 Senior Notes	Dec. 27, 2012 Senior Notes	May 11, 2011 Senior Notes	Mar. 30, 2013 Senior Notes	Dec. 29, 2012 Senior Notes	Dec. 31, 2011 Senior Notes	Jan. 16, 2013 Senior Subordinated Notes	Dec. 27, 2012 Senior Subordinated Notes	Mar. 30, 2013 Senior Subordinated Notes	Dec. 29, 2012 Senior Subordinated Notes	Dec. 31, 2011 Senior Subordinated Notes	Mar. 30, 2013 Obligations under capital leases	Dec. 29, 2012 Obligations under capital leases	Mar. 30, 2013 Obligations under capital leases Minimum	Mar. 30, 2013 Obligations under capital leases Maximum	Mar. 30, 2013 Other debt	Dec. 29, 2012 Other debt	Mar. 30, 2013 Other debt Minimum	Dec. 29, 2012 Other debt Minimum	Mar. 30, 2013 Other debt Maximum	Dec. 29, 2012 Other debt Maximum	Dec. 31, 2011 2012 ABS Facility	Mar. 30, 2013 2007 Term Loan	Dec. 29, 2012 2007 Term Loan	Dec. 31, 2011 2007 Term Loan	Dec. 29, 2012 Other Debt	Dec. 31, 2011 Other Debt
Debt Instrument [Line Items]
Contractual Maturity				May 11, 2016	May 11, 2016	May 11, 2016	Aug. 27, 2015	Aug. 27, 2015	Aug. 27, 2015	Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2017		Jul. 03, 2014	Mar. 31, 2017	Mar. 31, 2017	Aug. 01, 2017	Aug. 01, 2017			Jul. 03, 2013	Jul. 03, 2013	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019		Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2017
Contractual Maturity																																				2019	2025			2018	2018	2031	2031
Interest Rate					3.24%	3.43%		1.50%	1.52%		5.75%	5.75%	5.75%		5.75%	5.75%	6.38%	6.38%					8.50%	8.50%	8.50%	8.50%	8.50%		11.25%	11.25%	11.25%	11.25%				5.75%	9.00%			4.48%	4.88%	4.88%	9.00%
Total debt	$ 4,836,814	$ 4,805,309	$ 4,640,958		$ 145,000	$ 170,000	$ 686,000	$ 686,000	$ 686,000		$ 416,500	$ 418,625	$ 421,813		$ 1,673,886	$ 1,684,086	$ 472,391	$ 472,391	$ 472,391	$ 170,826						$ 1,350,000	$ 975,000	$ 400,000				$ 355,166	$ 521,166	$ 80,144	$ 31,075			$ 12,893	$ 12,966					$ 683,700	$ 1,674,000	$ 1,684,000	$ 1,948,200	$ 44,041	$ 22,862
Add unamortized premium	20,808	8,516
Less current portion of long-term debt	(54,817)	(48,926)	(203,118)
LONG-TERM DEBT	$ 4,802,805	$ 4,764,899	$ 4,437,840